Average Annual Total Returns - LOW-DURATION BOND FUND	Institutional before taxes One Year	Institutional before taxes Five Years	Institutional before taxes Ten Years	Investor before taxes One Year	Investor before taxes Five Years	Investor before taxes Ten Years	Investor After Taxes on Distributions One Year		Investor After Taxes on Distributions Five Years		Investor After Taxes on Distributions Ten Years		Investor after taxes on distributions and sale of Fund shares One Year		Investor after taxes on distributions and sale of Fund shares Five Years		Investor after taxes on distributions and sale of Fund shares Ten Years		ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) One Year		ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) Five Years		ICE BofAML 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) Ten Years		Bloomberg Barclays US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes) One Year		Bloomberg Barclays US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes) Five Years		Bloomberg Barclays US Treasury 1-3 Year Index (reflects no deduction for fees, expenses or taxes) Ten Years
Total	3.42%	2.44%	2.02%	3.16%	2.17%	1.78%	2.54%	[1]	1.48%	[1]	1.18%	[1]	1.87%	[1]	1.36%	[1]	1.11%	[1]	3.09%	[2]	1.90%	[2]	1.30%	[2]	3.15%	[2]	1.91%	[2]	1.31%	[2]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
[2]	Prior to November 30, 2020, the Fund’s primary broad-based market index was the ICE BofAML 1-3 Year U.S. Treasury Index. The Fund changed its primary broad-based benchmark index because the Bloomberg Barclays US Treasury 1-3 Year Index compares with the returns of an index of securities that are closer to those in which the Fund invests.